Debt	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Debt Disclosure [Abstract]
Debt

Note 6. Debt

Working Capital Line of Credit

On March 31, 2021, Keeler & Co. and Coastal Pride entered into a loan and security agreement (“Loan Agreement”) with Lighthouse Financial Corp., a North Carolina corporation (“Lighthouse”). Pursuant to the terms of the Loan Agreement, Lighthouse made available to Keeler & Co. and Coastal Pride (together, the “Borrowers”) a $5,000,000 revolving line of credit for a term of thirty-six months, renewable annually for one-year periods thereafter. Amounts due under the line of credit are represented by a revolving credit note issued to Lighthouse by the Borrowers.

The advance rate of the revolving line of credit is 85% with respect to eligible accounts receivable and the lower of 60% of the Borrowers’ eligible inventory, or 80% of the net orderly liquidation value, subject to an inventory sublimit of $2,500,000. The inventory portion of the loan will never exceed 50% of the outstanding balance. Interest on the line of credit is the prime rate (with a floor of 3.25%), plus 3.75%. The Borrowers paid Lighthouse a facility fee of $50,000 in three instalments of $16,667 in March, April and May 2021 and paid an additional facility fee of $25,000 on each anniversary of March 31, 2021. On January 14, 2022, the maximum inventory advance under the line of credit was adjusted from 50% to 70% until June 30, 2022, 65% to July 31, 2022, 60% to August 31, 2022 and 55% to September 30, 2022 at a monthly fee of 0.25% on the portion of the loan in excess of the 50% advance in order to increase imports to meet customer demand. On July 29, 2022, the Loan Agreement was further amended to set the annual interest rate on the outstanding principal amount at 4.75% above the prime rate and to reduce the monthly required cash flow requirements beginning July 31, 2022. The amendment also updated the maximum inventory advance under the line of credit to 60% from August 1, 2022 through December 31, 2022 and 50% thereafter.

The line of credit was secured by a first priority security interest on all the assets of each Borrower. Pursuant to the terms of a guaranty agreement, the Company guaranteed the obligations of the Borrowers under the note and John Keeler, Executive Chairman and Chief Executive Officer of the Company, provided a personal guaranty of up to $1,000,000 to Lighthouse.

The Company was in compliance with all financial covenants under the Loan Agreement, except for the requirement to maintain a greater than $50,000 cash flow in the months of March through May 2023. Lighthouse notified the Borrowers as to this default but did not exercise its rights and remedies under the loan documents.

During the nine months ended September 30, 2023, cash proceeds from the working capital line of credit totaled $2,405,034 and cash payments to the working capital line of credit totaled $4,182,971.

On June 16, 2023, the Company terminated the Loan Agreement and paid a total of approximately $108,400 to Lighthouse which included, as of June 16, 2023, an outstanding principal balance of approximately $93,400, accrued interest of approximately $9,900, and other fees incurred in connection with the line of credit of approximately $4,900. Upon the repayment of the total outstanding indebtedness owing to Lighthouse, the Loan Agreement and all other related financing agreements and documents entered into in connection with the Loan Agreement were deemed terminated.

John Keeler Promissory Notes

The Company had unsecured promissory notes outstanding to John Keeler of approximately $768,800 of principal at September 30, 2023 and interest expense of $39,930 and $41,700 during the nine months ended September 30, 2023 and 2022, respectively. These notes are payable on demand and bear at an annual interest rate of 6%. The Company made principal payments of $124,161 during the nine months ended September 30, 2023.

Walter Lubkin Jr. Note

On November 26, 2019, the Company issued a five-year unsecured promissory note in the principal amount of $500,000 to Walter Lubkin Jr. as part of the purchase price for the Coastal Pride acquisition. The note bears interest at the rate of 4% per annum. The note is payable quarterly in an amount equal to the lesser of (i) $25,000 or (ii) 25% of the EBITDA of Coastal Pride, as determined on the first day of each quarter.

For the year ended December 31, 2022, $38,799 of the outstanding principal and accrued interest was paid in cash and $104,640 of the outstanding principal and accrued interest was paid in shares of common stock of the Company.

On August 4, 2023, $7,030 of the outstanding accrued interest for the first and second quarter of 2023 was paid on the note by the Company.

As of September 30, 2023, $3,573 of the outstanding interest for the third quarter was accrued on the note by the Company.

Interest expense for the note totaled approximately $10,600 and $13,500 during the nine months ended September 30, 2023 and 2022, respectively.

As of September 30, 2023 and December 31, 2022, the outstanding principal balance on the note totaled $350,000.

Lind Global Fund II LP notes

2022 Note

On January 24, 2022, the Company entered into a securities purchase agreement with Lind Global Fund II LP, a Delaware limited partnership (“Lind”), pursuant to which the Company issued Lind a secured, two-year, interest free convertible promissory note in the principal amount of $5,750,000 (the “2022 Lind Note) and a five-year warrant to purchase 1,000,000 shares of common stock at an exercise price of $4.50 per share, subject to customary adjustments (50,000 shares of common stock at an exercise price of $90 per share after taking into account the Company’s Reverse Stock Split). The warrant provides for cashless exercise and for full ratchet anti-dilution if the Company issues securities at less than $4.50 per share (exercise price of $90 per share after taking into account the Company’s Reverse Stock Split). In connection with the issuance of the 2022 Lind Note and the warrant, the Company paid a $150,000 commitment fee to Lind and $87,144 of debt issuance costs. The Company recorded a total of $2,022,397 debt discount at issuance of the debt, including original issuance discount of $750,000, commitment fee of $150,000, $87,144 debt issuance cost, and $1,035,253 related to the fair value of warrants issued. Amortization expense recorded in interest expense totaled $643,778 and $685,074 for the nine months ended September 30, 2023 and 2022, respectively. As of September 30, 2023 and December 31, 2022, the unamortized discount on the 2022 Lind Note was $0 and $643,778, respectively.

The outstanding principal under the 2022 Lind Note is payable commencing July 24, 2022, in 18 consecutive monthly installments of $333,333, at the Company’s option, in cash or shares of common stock at a price (the “Repayment Share Price”) based on 90% of the five lowest volume weighted average prices (“VWAP”) during the 20-days prior to the payment date with a floor price of $1.50 per share (the “Floor Price”) (floor price of $30 per share after taking into account the Company’s Reverse Stock Split), or a combination of cash and stock provided that if at any time the Repayment Share Price is deemed to be the Floor Price, then in addition to shares, the Company will pay Lind an additional amount in cash as determined pursuant to a formula contained in the 2022 Lind Note.

In connection with the issuance of the 2022 Lind Note, the Company granted Lind a first priority security interest and lien on all of its assets, including a pledge of its shares in Keeler & Co., pursuant to a security agreement and a stock pledge agreement with Lind, dated January 24, 2022 (the “2022 Security Agreement). Each subsidiary of the Company also granted a second priority security interest in all of its respective assets.

The 2022 Lind Note is mandatorily payable prior to maturity if the Company issues any preferred stock (with certain exceptions described in the note) or, if the Company or its subsidiaries issues any indebtedness. The Company also agreed not to issue or sell any securities with a conversion, exercise or other price based on a discount to the trading prices of the Company’s stock or to grant the right to receive additional securities based on future transactions of the Company on terms more favorable than those granted to Lind, with certain exceptions.

If the Company fails to maintain the listing and trading of its common stock, the note will become due and payable and Lind may convert all or a portion of the outstanding principal at the lower of the then current conversion price and 80% of the average of the 3-day VWAP during the 20 days prior to delivery of the conversion notice.

If the Company engages in capital raising transactions, Lind has the right to purchase up to 10% of the new securities.

The 2022 Lind Note is convertible into common stock at $5.00 per share ($100 per share after taking into account the Company’s Reverse Stock Split), subject to certain adjustments, on April 22, 2022; provided that no such conversion may be made that would result in beneficial ownership by Lind and its affiliates of more than 4.99% of the Company’s outstanding shares of common stock. If shares are issued by the Company at less than the conversion price, the conversion price will be reduced to such price.

Upon a change of control of the Company, as defined in the 2022 Lind Note, Lind has the right to require the Company to prepay 10% of the outstanding principal amount of the 2022 Lind Note. The Company may prepay the outstanding principal amount of the note, provided Lind may convert up to 25% of the principal amount of the 2022 Lind Note at a price per share equal to the lesser of the Repayment Share Price or the conversion price. The 2022 Lind Note contains certain negative covenants, including restricting the Company from certain distributions, stock repurchases, borrowing, sale of assets, loans and exchange offers.

Upon an event of default as described in the 2022 Lind Note, the 2022 Lind Note will become immediately due and payable at a default interest rate of 125% of the then outstanding principal amount. Upon a default, all or a portion of the outstanding principal amount may be converted into shares of common stock by Lind at the lower of the conversion price and 80% of the average of the three lowest daily VWAPs.

During the nine months ended September 30, 2023, the Company made aggregate principal payments on the 2022 Lind Note of $2,075,900 through the issuance of an aggregate of 1,379,212 shares of common stock. As of December 31, 2022, the outstanding balance on the 2022 Lind Note was $3,439,557, net of debt discount of $643,778. On September 15, 2023, the Company paid $2,573,142 to Lind and the 2022 Lind Note was extinguished.

2023 Note

On May 30, 2023, the Company entered into a securities purchase agreement (the “Purchase Agreement”) with Lind pursuant to which the Company issued to Lind a secured, two-year, interest free convertible promissory note in the principal amount of $1,200,000 (the “2023 Lind Note”) and a warrant (the “Lind Warrant”) to purchase 435,035 shares of common stock of the Company commencing six months after issuance and exercisable for five years at an exercise price of $2.45 per share. The Lind Warrant includes cashless exercise and full ratchet anti-dilution provisions. In connection with the issuance of the Lind Note and the Lind Warrant, the Company paid Lind a $50,000 commitment fee. The proceeds from the sale of the Note and Warrant are for general working capital purposes.

In connection with the issuance of the 2022 Lind Note, the Company and Lind amended the 2022 Security Agreement to include the new 2023 Lind Note, pursuant to an amended and restated security agreement, dated May 30, 2023, between the Company and Lind.

The Company agreed to file a registration statement with the Securities and Exchange Commission covering the resale of the shares of common stock issuable pursuant to the 2023 Lind Note and Lind Warrant. If the registration statement is not declared effective within 90 days the 2023 Lind Note will be in default. Lind was also granted piggyback registration rights.

If the Company engages in capital raising transactions, Lind has the right to purchase up to 20% of the new securities for 24 months.

The 2023 Lind Note is convertible into common stock of the Company after the earlier of 90 days from issuance or the date the registration statement is effective, provided that no such conversion may be made that would result in beneficial ownership by Lind and its affiliates of more than 4.99% of the Company’s outstanding shares of common stock. The conversion price of the 2023 Lind Note is equal to the lesser of: (i) $2.40; or (ii) 90% of the lowest single volume-weighted average price during the twenty-trading day period ending on the last trading day immediately preceding the applicable conversion date, subject to customary adjustments. The maximum number of shares of common stock to be issued in connection with the conversion of the 2023 Lind Note and the exercise of the Lind Warrant, in the aggregate, will not, exceed 19.9% of the outstanding shares of common stock of the Company immediately prior to the date of the 2023 Lind Note, in accordance with NASDAQ rules and guidance. Due to the variable conversion price of the 2023 Lind Note, the embedded conversion feature was accounted as a derivative liability. The Company estimated the fair values of the derivative liability using the Black-Scholes option pricing model and using the following key assumptions at issuance and at September 30, 2023: stock price of $2.14 and $0.26; exercise price of $2.40 and $0.20, risk free rate of 4.46% and 5.03%, volatility of 150.46%; and expected term of two years.

The 2023 Lind Note contains certain negative covenants, including restricting the Company from certain distributions, stock repurchases, borrowing, sale of assets, loans and exchange offers.

Upon the occurrence of an event of default as described in the 2023 Lind Note, the 2023 Lind Note will become immediately due and payable at a default interest rate of 120% of the then outstanding principal amount of the Lind Note.

The Warrant entitles the Investor to purchase up to 435,035 shares of common stock of the Company during the exercise period commencing on the date that is six months after the issue date (“Exercise Period Commencement”) and ending on the date that is sixty months from the Exercise Period Commencement at an exercise price of $2.45 per share, subject to customary adjustments. The Warrant includes cashless exercise and full ratchet anti-dilution provisions.

On July 27, 2023, the Company, entered into a First Amendment to the Purchase Agreement (the “Purchase Agreement Amendment”) with Lind, which provided for the issuance of further senior convertible promissory notes up to an aggregate principal amount of up to $1,800,000 and the issuance of additional warrants in such amounts as the Company and Lind shall mutually agree.

Pursuant to the Purchase Agreement Amendment, the Company issued to Lind a two-year, interest free convertible promissory note in the principal amount of $300,000 and a warrant to purchase 175,234 shares of common stock of the Company at an exercise price of $1.34 per share for $250,000. In connection with the issuance of the note and the warrant, the Company paid a $12,500 commitment fee. The proceeds from the sale of the note and warrant are for general working capital purposes.

As of September 30, 2023, the outstanding balance on the notes was $1,500,000, net of debt discount of $1,108,800.

Agile Lending, LLC loan

On June 14, 2023, the Company, and Keeler & Co. (each a “Borrower”) entered into a subordinated business loan and security agreement with Agile Lending, LLC as lead lender (“Agile”) and Agile Capital Funding, LLC as collateral agent, which provides for a term loan to the Company in the amount of $525,000 which principal and interest (of $231,000) is due on December 15, 2023. Commencing June 23, 2023, the Company is required to make weekly payments of $29,077 until the due date. The loan may be prepaid subject to a prepayment fee. An administrative agent fee of $25,000 was paid on the loan which was recognized as a debt discount and amortized over the term of the loan. In connection with the loan, Agile was issued a subordinated secured promissory note, dated June 14, 2023, in the principal amount of $525,000 which note is secured by all of the Borrower’s assets, including receivables. During the nine months ended September 30, 2023, the Company made principal payments on the loan totaling $436,154.

Note 7. Debt

Working Capital Line of Credit

On March 31, 2021, Keeler & Co. and Coastal Pride entered into a loan and security agreement (“Loan Agreement”) with Lighthouse Financial Corp., a North Carolina corporation (“Lighthouse”). Pursuant to the terms of the Loan Agreement, Lighthouse made available to Keeler & Co. and Coastal Pride (together, the “Borrowers”) a $5,000,000 revolving line of credit for a term of thirty-six months, renewable annually for one-year periods thereafter. Amounts due under the line of credit are represented by a revolving credit note issued to Lighthouse by the Borrowers.

The advance rate of the revolving line of credit is 85% with respect to eligible accounts receivable and the lower of 60% of the Borrowers’ eligible inventory, or 80% of the net orderly liquidation value, subject to an inventory sublimit of $2,500,000. The inventory portion of the loan will never exceed 50% of the outstanding balance. Interest on the line of credit is the prime rate (with a floor of 3.25%), plus 3.75%. The Borrowers paid Lighthouse a facility fee of $50,000 in three instalments of $16,667 in March, April and May 2021 and will pay an additional facility fee of $25,000 on each anniversary of March 31, 2021. On January 14, 2022, the maximum inventory advance under the line of credit was adjusted from 50% to 70% until June 30, 2022, 65% to July 31, 2022, 60% to August 31, 2022 and 55% to September 30, 2022 at a monthly fee of 0.25% on the portion of the loan in excess of the 50% advance, in order to increase imports to meet customer demand.

The line of credit is secured by a first priority security interest on all the assets of each Borrower. Pursuant to the terms of a guaranty agreement, the Company guaranteed the obligations of the Borrowers under the note and John Keeler, Executive Chairman and Chief Executive Officer of the Company, provided a personal guaranty of up to $1,000,000 to Lighthouse. As of December 31, 2022, the Company was in compliance with all financial covenants under the Loan Agreement, except for the requirement to maintain a greater than $50,000 cash flow in the months of July, August, September, October, November and December. Lighthouse has notified the Borrowers as to this default but has elected not to exercise its rights and remedies under the loan documents.

The Borrowers utilized $784,450 of the Lighthouse revolving line of credit to repay the outstanding indebtedness owed to ACF as of March 31, 2021. As a result, all obligations owed to ACF were satisfied and the loan agreement with ACF was terminated. Cash proceeds from the working capital line of credit totaled $12,552,008 and cash payments to the working capital line of credit totaled $13,144,141. The outstanding balance owed to Lighthouse as of December 31, 2022 was $1,776,068.

John Keeler Promissory Notes – Subordinated

The Company had unsecured promissory notes outstanding to its stockholder of approximately $893,000 and $960,000 as of December 31, 2022 and 2021, respectively. These notes are payable on demand, bear an annual interest rate of 6% and were subordinated to the ACF working capital line of credit until March 31, 2021. Since March 31, 2021, these notes are subordinated to the Lighthouse note. The Company made principal payments during the year ended December 31, 2022, and 2021 of $67,000 and $339,712, respectively.

Lind Global Fund II LP investment

On January 24, 2022, the Company entered into a securities purchase agreement with Lind Global Fund II LP, a Delaware limited partnership (“Lind”), pursuant to which the Company issued to Lind a secured, two-year, interest free convertible promissory note in the principal amount of $5,750,000 and a five-year warrant to purchase 1,000,000 shares of common stock of the Company at an exercise price of $4.50 per share, subject to customary adjustments. The warrant provides for cashless exercise and for full ratchet anti-dilution if the Company issues securities at less than $4.50 per share. In connection with the issuance of the note and the warrant, the Company paid a $150,000 commitment fee to Lind and approximately $87,000 of debt issuance costs. The Company recorded a total of $2,022,397 debt discount at issuance of the debt, including original issuance discount of $750,000, commitment fee of $150,000, $87,144 debt issuance cost, and $1,035,253 related to the fair value of warrants issued. Amortization expense recorded in interest expense totaled $1,378,620 during the year ended December 31, 2022. The unamortized discount on the note totaled $643,777 as of December 31, 2022.

The outstanding principal under the note is payable commencing July 24, 2022, in 18 consecutive monthly installments of $333,333, at the Company’s option, in cash or shares of common stock at a price (the “Repayment Share Price”) based on 90% of the five lowest volume weighted average prices (“VWAP”) during the 20-days prior to the payment date with a floor price of $1.50 per share (the “Floor Price”), or a combination of cash and stock provided that if at any time the Repayment Share Price is deemed to be the Floor Price, then in addition to shares, the Company will pay Lind an additional amount in cash as determined pursuant to a formula contained in the note.

In connection with the issuance of the note, the Company granted Lind a first priority security interest and lien on all of its assets, including a pledge on its shares in John Keeler & Co. Inc., its wholly-owned subsidiary, pursuant to a security agreement and a stock pledge agreement with Lind, dated January 24, 2022. Each subsidiary of the Company also granted a second priority security interest in all of its respective assets.

The note is mandatorily payable prior to maturity if the Company issues any preferred stock (with certain exceptions described in the note) or, if the Company or its subsidiaries issues any indebtedness other than certain amounts under the current line of credit facility with Lighthouse. The Company also agreed not to issue or sell any securities with a conversion, exercise or other price based on a discount to the trading prices of the Company’s stock or to grant the right to receive additional securities based on future transactions of the Company on terms more favorable than those granted to Lind, with certain exceptions.

If the Company fails to maintain the listing and trading of its common stock, the note will become due and payable and Lind may convert all or a portion of the outstanding principal at the lower of the then current conversion price and 80% of the average of the 3-day VWAP during the 20 days prior to delivery of the conversion notice.

If the Company engages in capital raising transactions, Lind has the right to purchase up to 10% of the new securities.

The note is convertible into common stock at $5.00 per share, subject to certain adjustments, at any time after the earlier of six months from issuance or the date the registration statement is effective; provided that no such conversion may be made that would result in beneficial ownership by Lind and its affiliates of more than 4.99% of the Company’s outstanding shares of common stock. If shares are issued by the Company at less than the conversion price, the conversion price will be reduced to such price.

Upon a change of control of the Company, as defined in the note, Lind has the right to require the Company to prepay 10% of the outstanding principal amount of the note. The Company may prepay the outstanding principal amount of the note, provided Lind may convert up to 25% of the principal amount of the note at a price per share equal to the lesser of the Repayment Share Price or the conversion price. The Note contains certain negative covenants, including restricting the Company from certain distributions, stock repurchases, borrowing, sale of assets, loans and exchange offers.

Upon an event of default as described in the note, the note will become immediately due and payable at a default interest rate of 125% of the then outstanding principal amount. Upon a default, all or a portion of the outstanding principal amount may be converted into shares of common stock by Lind at the lower of the conversion price and 80% of the average of the three lowest daily VWAPs.

During the year ended December 31, 2022, the Company made principal payments on the note totaling $1,666,666 through the issuance of an aggregate of 666,666 shares of common stock and cash payments of $1,175,973 which included $899,999 principal payments and additional payments requested by Lind pursuant to the terms of the note.

First West Credit Union CEBA Loan

On June 24, 2021, the Company assumed a commercial term loan with First West Credit Union Canada Emergency Business Account (“CEBA”) in the principal amount of CAD$60,000 in connection with the acquisition of TOBC. The loan initially bears no interest and is due on December 31, 2025. The borrower may prepay all or part of the loan commencing November 1, 2022 and, if by December 31, 2022 the Company had paid 75% of the loan amount, the remaining 25% will be forgiven as per the loan agreement. If less than 75% of the loan amount is outstanding by December 31, 2022, the then outstanding balance will be converted to interest only monthly payments at 5.0%. On October 19, 2022, the loan was amended to extend the loan forgiveness date and interest-free period from December 31, 2022 to December 31, 2023.

Walter Lubkin Jr. Note – Subordinated

On November 26, 2019, the Company issued a five-year unsecured promissory note in the principal amount of $500,000 to Walter Lubkin Jr. as part of the purchase price for the Coastal Pride acquisition. The note bears and interest rate of 4% per annum. The note is payable quarterly based on an amount equal to the lesser of (i) $25,000 or (ii) 25% of the EBITDA of Coastal Pride, as determined on the first day of each quarter. The first payment was scheduled for February 26, 2020, however, the EBITDA generated for Coastal Pride during the 3 months did not warrant a principal payment. This note is subordinated to the working capital line of credit. Principal payments are permitted so long as the borrower is not in default of its working capital line of credit.

Interest expense for the Walter Lubkin Jr. note totaled approximately $18,000 and $19,700 during the years ended December 31, 2022, and 2021, respectively.

On October 8, 2021, $34,205 of the outstanding principal and accrued interest to date was paid on the note by the Company.

For the year ended December 31, 2022, $38,799 of the outstanding principal and accrued interest was paid in cash and $104,640 of the outstanding principal and accrued interest was paid in shares of common stock of the Company.

Walter Lubkin III Convertible Note – Subordinated

On November 26, 2019, the Company issued a thirty-nine-month unsecured promissory note in the principal amount of $87,842 to Walter Lubkin III as part the purchase price for the Coastal Pride acquisition. The note bears interest at the rate of 4% per annum. The note is payable in equal quarterly payments over six quarters beginning August 26, 2021. At the election of the holder, at any time after the first anniversary of the issuance of the note, the then outstanding principal and accrued interest may be converted into the Company’s common stock at a rate of $2.00 per share. This note is subordinated to the working capital line of credit. Principal payments are permitted so long as the borrower is not in default of its working capital line of credit.

Interest expense for the Walter Lubkin III note totaled approximately $1,700 and $3,300 during the years ended December 31, 2022, and 2021, respectively.

On October 8, 2021, $16,257 of the outstanding principal and accrued interest to date was paid on the note by the Company.

For the year ended December 31, 2022, all of the outstanding principal and accrued interest to date was paid through a combination of cash and shares of common stock issued on the note by the Company totaling $75,707.

Tracy Greco Convertible Note – Subordinated

On November 26, 2019, the Company issued a thirty-nine-month unsecured promissory note in the principal amount of $71,372 to Tracy Greco as part of the purchase price for the Coastal Pride acquisition. The note bears interest at the rate of 4% per annum. The note is payable in equal quarterly payments over six quarters beginning August 26, 2021. At the election of the holder, at any time after the first anniversary of the issuance of the note, the then outstanding principal and accrued interest may be converted into the Company’s common stock at a rate of $2.00 per share. This note is subordinated to the working capital line of credit. Principal payments are permitted so long as the borrower is not in default of its working capital line of credit.

Interest expense for the Tracy Greco note totaled approximately $1,400 and $2,700 during the years ended December 31, 2022, and 2021, respectively.

On October 8, 2021, $13,209 of the outstanding principal and accrued interest to date was paid on the note by the Company.

For the year ended December 31, 2022, all of the outstanding principal and accrued interest to date was paid through a combination of cash and shares of common stock issued on the note by the Company totaling $61,511.

John Lubkin Convertible Note – Subordinated

On November 26, 2019, the Company issued a thirty-nine-month unsecured promissory note in the principal amount of $50,786 to John Lubkin as part the Coastal Pride acquisition. The note bears interest at the rate of 4% per annum. The note is payable in equal quarterly payments over six quarters beginning August 26, 2021. At the election of the holder, at any time after the first anniversary of the issuance of the note, the then outstanding principal and accrued interest may be converted into the Company’s common stock at a rate of $2.00 per share. This note is subordinated to the working capital line of credit. Principal payments are permitted so long as the borrower is not in default of its working capital line of credit.

Interest expense for the John Lubkin note totaled approximately $1,000 and $1,900 during the years ended December 31, 2022, and 2021, respectively.

On October 8, 2021, $9,399 of the outstanding principal and accrued interest to date was paid on the note by the Company.

For the year ended December 31, 2022, all of the outstanding principal and accrued interest to date was paid through a combination of cash and shares of common stock issued on the note by the Company totaling $43,771.

Kenar Note

On March 26, 2019, the Company issued a four-month promissory note in the principal amount of $1,000,000 (the “Kenar Note”) to Kenar Overseas Corp., a company registered in Panama (“Kenar”), the term of which was previously extended to March 31, 2020 after which time, on May 21, 2020, the Kenar Note was amended to (i) set the maturity date at March 31, 2021 , (ii) provide that the Company use one-third of any capital raise from the sale of its equity to reduce the outstanding principal under the Kenar Note, (iii) set the interest rate at 18% per annum, payable monthly commencing October 1, 2020, and (iv) reduce the number of pledged shares by Mr. Keeler to 4,000,000. As consideration for Kenar’s agreement to amend the note, on May 27, 2020, the Company issued 1,021,266 shares of common stock to Kenar.

The amendment to the Kenar Note was analyzed under ASC 470-50 and was determined that it will be accounted for as an extinguishment of the old debt and the new debt will be recorded at fair value with the new effective interest rate of 18%. Additionally, this treatment resulted in the cost of the modification paid in common stock with a value of $2,655,292 charged to other expense as of the date of the amendment as a non-cash forbearance fee.

On April 28, 2021, the Kenar Note was further amended to extend the maturity date to May 31, 2021.

On July 6, 2021, the Company entered into a note payoff indemnity agreement with Kenar pursuant to which the Company paid Kenar $918,539 of principal and accrued interest in full satisfaction of the amounts due to Kenar under the Second Loan Amendment, dated April 26, 2021, between the Company and Kenar, and the Kenar Note was extinguished, and the shares pledged by Mr. Keeler were released.

Interest expense for the Kenar Note totaled approximately $79,100 during the year ended December 31, 2021.

Lobo Note

On April 2, 2019, the Company issued a four-month unsecured promissory note in the principal amount of $100,000 (the “Lobo Note”) to Lobo Holdings, LLLP, a stockholder of the Company (“Lobo”). The Lobo Note bears interest at the rate of 18% per annum. The Lobo Note may be prepaid in whole or in part without penalty. John Keeler, the Company’s Executive Chairman and Chief Executive Officer, pledged 1,000,000 shares of common stock of the Company to secure the Company’s obligations under the Lobo Note. The Lobo Note matured on August 2, 2019 and was extended through December 2, 2019 on the same terms and conditions. On November 15, 2019, the Company paid off the Lobo Note with the issuance to Lobo of an unsecured promissory note in the principal amount of $100,000 which accrued interest at the rate of 15% per annum and matured on March 31, 2020. On April 1, 2020, the Company paid off the November 15, 2019 Lobo Note with the issuance to Lobo of a six-month unsecured promissory note in the principal amount of $100,000, which accrued interest at the rate of 10% per annum and matured on October 1, 2020. On October 1, 2020, the Company paid off the April 1, 2020 note with the issuance of a three-month unsecured promissory note in the principal amount of $100,000, which bears interest at the rate of 10% per annum and matured on December 31, 2020.

On January 1, 2021, the Company paid off the October 1, 2020 note with the issuance of a six-month unsecured promissory note in the principal amount of $100,000, which bears interest at the rate of 10% per annum and matures on June 30, 2021. On July 1, 2021, the Company paid off the January 1, 2021 Lobo note with the issuance of a three-month unsecured promissory note in the principal amount of $100,000 which accrued interest at the rate of 10% per annum and matured on September 30, 2021. On October 1, 2021, the Company paid off the July 1, 2021 Lobo Note with the issuance of a one-month unsecured promissory note in the principal amount of $100,000, which accrued interest at the rate of 10% per annum and matured on November 1, 2021.

On November 1, 2021, the Company paid Lobo $100,877 of principal and accrued interest in full satisfaction of the amounts due to Lobo under the one-month unsecured promissory note dated October 1, 2021, between the Company and Lobo, and the Lobo Note was extinguished.

Interest expense for the Lobo Note totaled approximately $8,300 during the year ended December 31, 2021.

Payroll Protection Program Loans

On March 2, 2021, the Company received proceeds of $371,944 and issued an unsecured promissory note to US Century in the principal amount of $371,944 in connection with a CARES Act Payroll Protection Program (“PPP Loan”). The note accrues interest at 1.0% per annum, matures five years from the date of issuance and is fully guaranteed by the SBA and may be forgiven provided certain criteria are met. In September 2021, the Company applied for the loan forgiveness by the SBA through US Century Bank for the full amount which was granted in October 2021 and was recognized as other income in the consolidated statement of operations for the year ended December 31, 2021.